Equity - Summary of Shareholding Percentage (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shareholding percentage	100.00%	100.00%
Share capital	₺ 2,200,000	₺ 2,200,000
Inflation adjustment to share capital	(52,352)	(52,352)
Inflation adjusted capital	₺ 2,147,648	₺ 2,147,648
Turkcell Holding [member]
Disclosure of classes of share capital [line items]
Shareholding percentage	51.00%	51.00%
Share capital	₺ 1,122,000	₺ 1,122,000
Public share [member]
Disclosure of classes of share capital [line items]
Shareholding percentage	48.95%	48.95%
Share capital	₺ 1,077,004	₺ 1,077,004
Other [member]
Disclosure of classes of share capital [line items]
Shareholding percentage	0.05%	0.05%
Share capital	₺ 996	₺ 996